Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses

Accrued expenses consisted of the following:

	June 30, 2012	December 31, 2011
Accrued licensor transition costs	$10,751,011	$—
Accrued clinical cost	1,298,145	—
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551

Totals	$13,131,701	$499,542

Accrued expenses at December 31 consisted of the following:

	2011	2010
Accrued legal fees	$149,055	$—
Accrued compensation	308,936	—
Other	41,551	—

Totals	$499,542	$—